Shareholder Report, Holdings (Details) - C000256565	Jun. 30, 2026
FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_941848103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_988498101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)